Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 4 — Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying value of goodwill are as follows:

	December 31, 2014	Other	Impairments	June 30, 2015
Goodwill, gross	$17,753,907	$-	$-	$17,753,907
Foreign currency translation	-	229	-	229
Accumulated impairment loss	-	-	(17,754,136)	(17,754,136)
Total Goodwill, net	$17,753,907	$229	$(17,754,136)	$-

For the quarter ended June 30, 2015, the Company concluded there was indicator of potential goodwill impairment due to the impact of the significant decline in the Macau VIP gaming promotion business. As a result of identifying indicator of impairment, the Company performed an impairment test of goodwill as of June 30, 2015.

In performing Step 1 of the impairment test, the Company estimated the fair value of the reporting unit using a combination of the income approach and market-based valuation methodologies with greater emphasis placed on the income approach, for purpose of estimating the total enterprise value for the Company.

Under the income approach which is based on probability-weighted discounted cash flow (“DCF”) technique, forecasted net cash flow (“NCF”) of the business was developed and then discounted to the present value at a discount rate commensurate with the risks involved in the ultimate realization of those returns.  This income approach employs the following key projection estimates: (i) rolling chip turnover (“RCT”) and/or expected growth rates in RCT; (ii) win rates; (iii) operating costs and operating profit; (iv) NCF; (v) the expiration date of the concession and sub-concession agreements for the right to operate casinos in Macau; and (vi) the determination of an appropriate discount rate (i.e., a rate of return) based on the reporting unit's deemed weighted average cost of capital (“WACC”).  The WACC considers observable market rates and yields and comparable company return data.  As the name implies, probability-weighted DCF analysis involves the development of several forecasted NCF scenarios that are then probability-weighted to yield an overall indication of reporting unit value. Assumptions used in DCF analysis give consideration to historical financial and operating data, various internal estimates, and economic and market data as derived from a variety of external sources.  These estimates are developed as part of the Company’s routine short-term management procedures and long-range strategic planning process. In addition, the Company tested the reasonableness of the assumption inputs and outcomes of its DCF analysis against available comparable market data.

Under the market approach, the fair value of the reporting unit is derived by reference to the Company’s market capitalization at the valuation date.

The Step 1 analysis indicated that the carrying value of the reporting unit exceeded its estimated fair value, requiring the Company to perform Step 2 to measure the amount of impairment loss, if any.

Under Step 2, the fair value of all of the reporting unit’s assets and liabilities were estimated for the purpose of deriving an estimate of the implied fair value of goodwill. This test resulted in a non-cash, goodwill impairment charge of $17,754,136, which was recognized during the three months ended June 30, 2015.

Determining the fair value of a reporting unit is highly judgmental in nature and involves the use of significant estimates and assumptions. The Company’s fair value estimates for purposes of determining the goodwill impairment charge are considered Level 3 fair value measurements. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.

Other Intangible Assets

Intangible assets as of June 30, 2015 and December 31, 2014 consist of the following:

		Non-
	Bad Debt	Compete	Profit Interest
	Guarantee	Agreement	Agreement	Total
Amortized intangible assets:
Gross carrying amounts
Balance as of January 1, 2014	$606,374	$1,824,021	$161,646,336	$164,076,731
Foreign currency translation	124	(243)	(1,998)	(2,117)
Balance as of December 31, 2014	606,498	1,823,778	161,644,338	164,074,614
Foreign currency translation	157	471	41,704	42,332

Balance as of June 30, 2015	606,655	1,824,249	161,686,042	164,116,946

Accumulated amortization
Balance as of January 1, 2014	320,842	325,156	25,093,788	25,739,786
Amortization expense	127,282	176,281	16,061,471	16,365,034
Foreign currency translation	(55)	108	1,093	1,146
Balance as of December 31, 2014	448,069	501,545	41,156,352	42,105,966
Amortization expense	63,648	88,150	8,031,563	8,183,361
Foreign currency translation	133	150	12,588	12,871

Balance as of June 30, 2015	511,850	589,845	49,200,503	50,302,198
Total amortized intangible assets	$94,805	$1,234,404	$112,485,539	$113,814,748

As a result of the same indicators mentioned above for Goodwill Impairment, the Company performed impairment test of intangible assets as of June 30, 2015 and the sum of the estimated undiscounted cash flows exceeded the carrying amount of the intangible assets. Therefore, no impairment has been recognized for other intangible assets.

Amortization expense for the three month periods ended June 30, 2015 and June 30, 2014 was $4,092,683, and $4,092,313, respectively; and $8,183,361 and $8,181,251 for the six month periods ended June 30, 2015 and June 30, 2014, respectively.

Estimated amortization expense of intangibles for the next five years and thereafter is as follows:

2015 (6 months)	$8,183,361
2016	16,270,559
2017	16,239,427
2018	16,239,427
2019	16,239,427
Thereafter	40,642,547
$113,814,748